Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reportable Segment

The following table presents information about the Company’s single reportable segment by significant expenses categories regularly reviewed by the CODM for the three months ended March 31, 2025, and March 31, 2024:

	For the three months ended March 31
	2025	2024
	US Dollars (In thousands)
Research and development expenses
Salaries and related expenses	29	187
Subcontractors	4	121
Materials	7	-
Usability study	5	14
Other expenses	13	32
Less- government grants	(41)	(180)
Research and development expenses, net	17	174

Marketing expenses	1	2

General and administrative expenses
Salaries and related expenses	21	54
Professional expenses	123	165
Rent and Maintenance	25	32
Other expenses	9	16
Total General and administrative expenses	178	267

Financial expenses (income), net	520	(1)
Depreciation	3	9
Stock-based compensation	54	206

Segment net loss	773	657

The following table presents information about the Company’s single reportable segment by significant expenses categories regularly reviewed by the CODM for the year ended December 31, 2024 and 2023:

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2024	2023
	US Dollars (In thousands)
Research and development expenses
Salaries and related expenses	489	778
Subcontractors	464	794
Materials	1	55
Usability study	33	153
Other expenses	148	123
Less- government grants	(468)	—
Research and development expenses, net	667	1,903

Marketing expenses	5	163

General and administrative expenses
Salaries and related expenses	86	242
Professional expenses	504	683
Rent and Maintenance	115	94
Other expenses	58	127
Total General and administrative expenses	763	1,146

Other income	(48)	—
Financial expenses (income), net	6	(2)

Segment net loss	1,393	3,210
Reconciliation of profit or loss adjustments and reconciling items
Depreciation	21	17
Stock-based compensation	485	1,682

Net loss	1,899	4,909